UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERNATIONAL FUND - THIRD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2006



[LOGO OF USAA]
    USAA(R)

                              USAA INTERNATIONAL Fund

                            [GRAPHIC OF USAA INTERNATIONAL Fund]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    FEBRUARY 28, 2006

                                                                      (Form N-Q)

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INTERNATIONAL FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              STOCKS (97.0%)

              AUSTRALIA (1.3%)
   764,967    QBE Insurance Group Ltd. (Property & Casualty Insurance)(a)                                           $ 11,697
                                                                                                                    --------
              AUSTRIA (1.4%)
   208,020    Erste Bank der Oesterreichischen Sparkassen AG (Regional Banks)(a)                                      12,648
                                                                                                                    --------
              BRAZIL (0.5%)
    98,370    Companhia Vale Do Rio Doce ADR (Steel)                                                                   4,567
                                                                                                                    --------
              CANADA (1.3%)
   120,701    Canadian National Railway Co. (Railroads)                                                               11,388
                                                                                                                    --------
              CHINA (1.9%)
20,631,500    CNOOC Ltd. (Oil & Gas Exploration & Production)(a)                                                      17,143
                                                                                                                    --------
              FRANCE (18.6%)
   680,990    AXA S.A. (Multi-Line Insurance)(a)                                                                      24,082
    46,397    Air Liquide S.A. (Industrial Gases)(a)                                                                   9,153
    64,167    Air Liquide S.A. - Bonus Shares (Industrial Gases)(a)                                                   12,658
   437,100    Credit Agricole S.A. (Regional Banks)(a)                                                                15,963
    37,860    Groupe DANONE (Packaged Foods & Meat)(a)                                                                 4,374
   163,980    LVMH Moet Hennessy Louis Vuitton S.A. (Apparel & Accessories & Luxury Goods)(a)                         14,889
    56,710    Pernod Ricard S.A. (Distillers & Vintners)(a)                                                            9,704
   193,230    Sanofi-Aventis S.A. (Pharmaceuticals)(a)                                                                16,424
   267,916    Schneider Electric S.A. (Electrical Components & Equipment)(a)                                          27,361
   122,777    Societe Television Francaise (Broadcasting & Cable TV)(a)                                                3,698
   165,173    Total S.A. ADR (Integrated Oil & Gas)(b)                                                                20,833
   116,790    Veolia Environnement S.A. (Multi-Utilities)(a)                                                           6,116
                                                                                                                    --------
                                                                                                                     165,255
                                                                                                                    --------
              GERMANY (2.7%)
   109,440    E. On AG (Multi-Utilities)(a)                                                                           12,111
   158,470    Schering AG (Pharmaceuticals)(a,b)                                                                      11,384
                                                                                                                    --------
                                                                                                                      23,495
                                                                                                                    --------
              HONG KONG (2.6%)
 1,143,000    Esprit Holdings Ltd. (Apparel Retail)(a)                                                                 8,773
 8,317,000    Hutchison Telecommunications International Ltd. (Wireless Telecommunication Services)*(a)               12,808
   790,000    Li & Fung Ltd. (Trading Companies & Distributors)(a)                                                     1,593
                                                                                                                    --------
                                                                                                                      23,174
                                                                                                                    --------
              HUNGARY (1.1%)
   128,120    OTP Bank Ltd. GDR (Regional Banks)(a,b)                                                                  9,594
                                                                                                                    --------
              INDONESIA (0.6%)
12,808,000    PT Bank Central Asia Tbk (Diversified Banks)(a)                                                          5,007
                                                                                                                    --------
              ISRAEL (0.9%)
   382,550    Check Point Software Technologies Ltd. (Systems Software)*                                               8,133
                                                                                                                    --------
              ITALY (3.6%)
   320,350    Assicurazioni Generali S.p.A. (Multi-Line Insurance)(a)                                                 11,489
   114,275    FastWeb S.p.A. (Communications Equipment)*(a,b)                                                          5,512
 2,081,510    UniCredito Italiano S.p.A. (Regional Banks)(a)                                                          15,134
                                                                                                                    --------
                                                                                                                      32,135
                                                                                                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              JAPAN (16.3%)
 1,321,000    Asahi Glass Co. Ltd. (Building Products)(a)                                                           $ 18,601
   563,000    Bridgestone Corp. (Tires & Rubber)(a)                                                                   10,983
   265,200    Canon, Inc. (Electronic Equipment Manufacturers)(a)                                                     16,658
   507,000    Kaneka Corp. (Diversified Chemicals)(a)                                                                  6,682
   309,000    Kao Corp. (Personal Products)(a)                                                                         8,391
    95,300    Nintendo Co. Ltd. (Leisure Products)(a)                                                                 14,084
    96,400    Nitto Denko Corp. (Specialty Chemicals)(a)                                                               8,261
    21,830    ORIX Corp. (Other Diversified Financial Services)(a)                                                     5,716
   171,500    Omron Corp. (Electrical Components & Equipment)(a)                                                       4,767
   694,000    Ricoh Co. Ltd. (Office Electronics)(a)                                                                  12,880
 1,767,000    Shinsei Bank Ltd. (Diversified Banks)(a)                                                                11,943
 1,350,000    Tokyo Gas Co. Ltd. (Gas Utilities)(a)                                                                    6,143
   371,600    Toyota Motor Corp. (Automobile Manufacturers)(a)                                                        19,907
                                                                                                                    --------
                                                                                                                     145,016
                                                                                                                    --------
              KOREA (3.3%)
    42,350    Samsung Electronics Co. Ltd. (Semiconductors)(a)                                                        29,680
                                                                                                                    --------
              MEXICO (1.1%)
   125,110    Grupo Televisa S.A. de C.V. ADR (Broadcasting & Cable TV)(b)                                             9,816
                                                                                                                    --------
              NETHERLANDS (0.6%)
   399,290    Reed Elsevier N.V. (Publishing)(a)                                                                       5,392
                                                                                                                    --------
              POLAND (0.5%)
   384,940    Powszechna Kasa Oszczednosci Bank Polski S.A. (Regional Banks)(a)                                        4,187
                                                                                                                    --------
              SINGAPORE (1.2%)
 6,619,000    Singapore Telecommunications Ltd. (Integrated Telecommunication Services)(a)                            10,610
                                                                                                                    --------
              SPAIN (3.0%)
   890,370    Banco Bilbao Vizcaya Argentaria S.A. (Diversified Banks)(a)                                             18,126
   271,180    Iberdrola S.A. (Electric Utilities)(a)                                                                   8,551
                                                                                                                    --------
                                                                                                                      26,677
                                                                                                                    --------
              SWEDEN (2.7%)
   298,750    Atlas Copco AB "A" (Industrial Machinery)(a)                                                             7,352
 1,718,610    LM Ericsson Telephone Co. "B" ADR (Communications Equipment)(a)                                          5,861
   204,070    Sandvik AB (Industrial Machinery)(a)                                                                    10,983
                                                                                                                    --------
                                                                                                                      24,196
                                                                                                                    --------
              SWITZERLAND (11.7%)
   129,907    Julius Baer Holding Ltd. "B" (Diversified Banks)(a)                                                     11,162
    89,313    Nestle S.A. (Packaged Foods & Meat)(a)                                                                  26,250
   178,510    Roche Holdings AG (Pharmaceuticals)(a,b)                                                                26,371
   161,070    Swiss Re (Reinsurance)(a)                                                                               11,467
    45,350    Synthes, Inc. (Health Care Equipment)(a)                                                                 4,949
   227,809    UBS AG (Diversified Capital Markets)(a)                                                                 24,151
                                                                                                                    --------
                                                                                                                     104,350
                                                                                                                    --------
              THAILAND (0.7%)
 1,768,380    Bangkok Bank Public Co. Ltd. (Diversified Banks)(a)                                                      5,718
                                                                                                                    --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2006 (UNAUDITED)

                                                                                                                      MARKET
    NUMBER                                                                                                             VALUE
 OF SHARES    SECURITY                                                                                                 (000)
----------------------------------------------------------------------------------------------------------------------------
              UNITED KINGDOM (19.4%)
   263,750    AstraZeneca plc (Pharmaceuticals)(a)                                                                  $ 12,186
 1,006,940    BG Group plc (Oil & Gas Exploration & Production)(a)                                                    11,778
   947,260    Diageo plc (Distillers & Vintners)(a)                                                                   14,553
   624,590    GlaxoSmithKline plc (Pharmaceuticals)(a)                                                                15,862
 3,181,480    Ladbrokes plc (Casinos & Gaming)(a)                                                                     20,584
   424,080    Next plc (Apparel Retail)(a)                                                                            12,226
 1,036,790    Reckitt Benckiser plc (Household Products)(a)                                                           36,906
 1,110,275    Smith & Nephew plc (Health Care Equipment)(a)                                                            9,890
 3,076,400    Tesco plc (Food Retail)(a)                                                                              18,236
 1,696,080    William Hill plc (Casinos & Gaming)(a)                                                                  17,292
   351,990    Yell Group plc (Publishing)(a)                                                                           3,427
                                                                                                                    --------
                                                                                                                     172,940
                                                                                                                    --------
              Total stocks (cost: $646,256)                                                                          862,818
                                                                                                                    --------

 PRINCIPAL
    AMOUNT
     (000)
----------
              MONEY MARKET INSTRUMENTS (2.3%)

              COMMERCIAL PAPER
   $20,632    Bellsouth Corp., 4.53%, 3/01/2006(h,i) (cost: $20,632)                                                  20,632
                                                                                                                    --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (6.3%)(g)

              CORPORATE OBLIGATIONS (1.1%)
    10,000    Canadian Imperial Bank of Commerce, Yankee CD (Canada), 4.73%, 1/30/2007                                10,015
                                                                                                                    --------
              REPURCHASE AGREEMENTS (5.1%)(d)
     7,000    Credit Suisse First Boston, LLC, 4.56%, acquired on 2/28/2006 and due 3/01/2006 at $7,000
                (collateralized by $7,380 of Freddie Mac Discount Notes(e), 4.90%(f), due 10/23/2006;
                market value $7,143)                                                                                   7,000
    10,000    Deutsche Bank Securities, Inc., 4.56%, acquired on 2/28/2006 and due 3/01/2006 at $10,000
                (collateralized by $10,375 of Fannie Mae Bonds(e), 3.88%, due 2/01/2008; market value $10,201)        10,000
     1,000    Lehman Brothers, Inc., 4.53%, acquired on 2/28/2006 and due 3/01/2006 at $1,000
                (collateralized by $1,690 of Freddie Mac Notes(e), 5.87%(f), due 11/05/2014; market value $1,023)      1,000
    27,000    Morgan Stanley & Co., Inc., 4.56%, acquired on 2/28/2006 and due 3/01/2006 at $27,000
                (collateralized by $26,050 of Federal Agricultural Mortgage Corp. Notes(e), 6.87%, due 8/10/2009;
                market value $27,633)                                                                                 27,000
                                                                                                                    --------
                                                                                                                      45,000
                                                                                                                    --------

    NUMBER
 OF SHARES
----------
              MONEY MARKET FUNDS (0.1%)
 1,386,349    AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.46%(c)                                          1,387
                                                                                                                    --------
              Total short-term investments purchased with cash collateral from securities loaned (cost: $56,399)      56,402
                                                                                                                    --------

              TOTAL INVESTMENTS (COST: $723,287)                                                                    $939,852
                                                                                                                    ========

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           to Portfolio of INVESTMENTS

USAA INTERNATIONAL FUND
FEBRUARY 28, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2006 (UNAUDITED)

             7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of February 28, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2006, were $219,199,000 and $2,634,000, respectively, resulting in net unrealized appreciation of $216,565,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $889,639,000 at February 28, 2006, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------
         (a) Security was fair valued at February 28, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

         (b) The security or a portion thereof was out on loan as of February 28, 2006. The aggregate fair market value of the loaned portion of these securities as of February 28, 2006, was approximately $53,478,000.

         (c) Rate represents the money market fund annualized seven-day yield at February 28, 2006.

         (d) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

6

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERNATIONAL FUND
FEBRUARY 28, 2006 (UNAUDITED)

         (e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (f) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (g) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (h) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         (i) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

         * Non-income-producing security for the 12 months preceding February 28, 2006.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48476-0406                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Trust's Board in approving the Trust's advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.




ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (except Total Return Strategy Fund)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 18, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    APRIL 18, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.